                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-08448

                      Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J  Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Emerging Markets Fund

 Schedule of Investments 8/31/13

 Shares

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 PREFERRED STOCKS - 2.1%

 Energy - 0.7%

 Integrated Oil & Gas - 0.7%

 238,767

 Petroleo Brasileiro SA

 $

 1,683,646

 Total Energy

 $

 1,683,646

 Materials - 0.4%

 Steel - 0.4%

 81,323

 Bradespar SA

 $

 842,073

 Total Materials

 $

 842,073

 Food & Staples Retailing - 1.0%

 Hypermarkets & Super Centers - 1.0%

 57,537

 Cia Brasileira de Distribuicao Grupo Pao de Acucar

 $

 2,359,923

 Total Food & Staples Retailing

 $

 2,359,923

 TOTAL PREFERRED STOCKS

 (Cost $5,955,434)

 $

 4,885,642

 COMMON STOCKS - 97.5%

 Energy - 10.0%

 Oil & Gas Equipment & Services - 0.5%

 59,218

 Saipem S.p.A.

 $

 1,313,097

 Integrated Oil & Gas - 7.4%

 5,153,200

 China Petroleum & Chemical Corp.

 $

 3,693,502

 454,817

 Gazprom OAO (A.D.R.)

 3,549,847

 62,131

 Lukoil OAO (A.D.R.)

 3,582,473

 2,504,000

 PetroChina Co., Ltd.

 2,728,254

 151,000

 PTT PCL

 1,536,310

 329,621

 Rosneft OAO (G.D.R.)

 2,422,714

 $

 17,513,100

 Oil & Gas Exploration & Production - 1.3%

 1,176,000

 Kunlun Energy Co., Ltd.

 $

 1,708,193

 70,121

 Pacific Rubiales Energy Corp.

 1,326,919

 $

 3,035,112

 Oil & Gas Refining & Marketing - 0.5%

 103,354

 Reliance Industries, Ltd.

 $

 1,337,493

 Coal & Consumable Fuels - 0.3%

 1,067,000

 China Coal Energy Co, Ltd.

 $

 627,440

 Total Energy

 $

 23,826,242

 Materials - 8.6%

 Fertilizers & Agricultural Chemicals - 0.7%

 715,000

 Taiwan Fertilizer Co., Ltd.

 $

 1,633,683

 Construction Materials - 0.9%

 284,000

 Anhui Conch Cement Co, Ltd.

 $

 912,302

 1,221,804

 Cemex SAB de CV *

 1,367,328

 $

 2,279,630

 Diversified Metals & Mining - 2.6%

 86,522

 Glencore Xstrata Plc

 $

 408,827

 82,564

 Glencore Xstrata Plc

 390,489

 659,922

 Grupo Mexico SAB de CV

 1,884,540

 991,000

 Jiangxi Copper Co., Ltd.

 1,897,436

 123,720

 MMC Norilsk Nickel OJSC (A.D.R.)

 1,609,128

 $

 6,190,420

 Steel - 4.4%

 12,020

 POSCO

 $

 3,477,766

 122,595

 Severstal OAO (G.D.R.)

 1,010,165

 48,915

 Ternium SA (A.D.R.)

 1,211,135

 326,228

 Vale SA (A.D.R.)

 4,700,945

 $

 10,400,011

 Total Materials

 $

 20,503,744

 Capital Goods - 8.8%

 Aerospace & Defense - 0.5%

 34,700

 Embraer SA (A.D.R.)

 $

 1,143,365

 Construction & Engineering - 5.3%

 783,405

 Astaldi S.p.A.

 $

 6,001,045

 3,402,000

 China Communications Construction Co., Ltd.

 2,588,995

 1,770,000

 China Railway Construction Corp., Ltd.

 1,678,169

 10,760

 Grana y Montero SA (A.D.R.) *

 210,896

 17,553

 Samsung Engineering Co., Ltd.

 1,322,786

 588,000

 Sinopec Engineering Group Co., Ltd. (144A) *

 752,020

 $

 12,553,911

 Electrical Components & Equipment - 0.4%

 78,300

 Sumitomo Electric Industries, Ltd.

 $

 1,047,471

 Heavy Electrical Equipment - 0.1%

 128,158

 Bharat Heavy Electricals, Ltd.

 $

 231,701

 Industrial Conglomerates - 0.8%

 77,913

 Bidvest Group, Ltd.

 $

 1,919,431

 Construction & Farm Machinery & Heavy Trucks - 1.4%

 1,456,000

 CSR Corp., Ltd. *

 $

 1,055,504

 11,156

 Hyundai Heavy Industries Co., Ltd.

 2,271,092

 $

 3,326,596

 Trading Companies & Distributors - 0.3%

 1,038,000

 Noble Group, Ltd.

 $

 653,289

 Total Capital Goods

 $

 20,875,764

 Transportation - 3.9%

 Airlines - 1.6%

 29,138

 Copa Holdings SA

 $

 3,810,668

 Marine - 0.4%

 3,438,000

 China Shipping Container Lines Co, Ltd. *

 $

 871,461

 Railroads - 0.4%

 12,000

 East Japan Railway Co.

 $

 916,624

 Highways & Railtracks - 1.5%

 187,650

 Arteris SA

 $

 1,694,954

 747,150

 OHL Mexico SAB de CV *

 1,882,292

 $

 3,577,246

 Total Transportation

 $

 9,175,999

 Automobiles & Components - 5.3%

 Auto Parts & Equipment - 0.8%

 7,379

 Hyundai Mobis

 $

 1,845,237

 Automobile Manufacturers - 4.5%

 15,857

 Hyundai Motor Co.

 $

 3,537,643

 166,000

 Isuzu Motors, Ltd.

 1,002,810

 45,789

 Mahindra & Mahindra, Ltd.

 542,466

 1,237,063

 Tata Motors, Ltd.

 5,542,939

 $

 10,625,858

 Total Automobiles & Components

 $

 12,471,095

 Consumer Durables & Apparel - 1.7%

 Leisure Products - 0.3%

 1,335,000

 Goodbaby International Holdings, Ltd.

 $

 616,608

 Apparel, Accessories & Luxury Goods - 0.4%

 1,863

 The Swatch Group AG

 $

 1,070,896

 Footwear - 1.0%

 1,857,000

 Anta Sports Products, Ltd.

 $

 2,399,494

 Total Consumer Durables & Apparel

 $

 4,086,998

 Consumer Services - 2.0%

 Casinos & Gaming - 0.6%

 566,000

 SJM Holdings, Ltd.

 $

 1,449,943

 Restaurants - 1.4%

 45,792

 Yum! Brands, Inc.

 $

 3,206,356

 Total Consumer Services

 $

 4,656,299

 Retailing - 1.4%

 Department Stores - 1.0%

 344,141

 Woolworths Holdings, Ltd.

 $

 2,287,721

 General Merchandise Stores - 0.4%

 11,200

 Ryohin Keikaku Co, Ltd.

 $

 982,032

 Total Retailing

 $

 3,269,753

 Food & Staples Retailing - 2.0%

 Food Retail - 1.5%

 16,125

 Magnit OJSC

 $

 3,591,279

 Hypermarkets & Super Centers - 0.5%

 287,827

 Cencosud SA

 $

 1,155,027

 Total Food & Staples Retailing

 $

 4,746,306

 Food, Beverage & Tobacco - 0.8%

 Agricultural Products - 0.3%

 1,446,000

 Golden Agri-Resources, Ltd.

 $

 632,798

 Tobacco - 0.5%

 20,362

 KT&G Corp.

 $

 1,327,398

 Total Food, Beverage & Tobacco

 $

 1,960,196

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 21,789

 Able C&C Co., Ltd.

 $

 682,970

 Total Household & Personal Products

 $

 682,970

 Banks - 17.7%

 Diversified Banks - 17.7%

 307,000

 Aozora Bank, Ltd.

 $

 880,970

 326,816

 Banco Santander Brasil SA (A.D.R.)

 1,885,728

 1,434,000

 Bank Mandiri Persero Tbk PT

 930,076

 1,575,500

 Bank Rakyat Indonesia Persero Tbk PT

 946,985

 6,938,000

 China Construction Bank Corp.

 5,058,747

 374,000

 China Minsheng Banking Corp, Ltd.

 398,395

 113,743

 ICICI Bank, Ltd.

 1,412,245

 9,221,000

 Industrial & Commercial Bank of China, Ltd.

 6,021,011

 386,583

 Itau Unibanco Holding SA (A.D.R.)

 4,704,715

 290,100

 Kasikornbank PCL

 1,423,961

 142,130

 KB Financial Group, Inc.

 4,542,433

 1,009,000

 Malayan Banking Bhd

 3,062,776

 1,990,415

 Mega Financial Holding Co., Ltd.

 1,514,515

 798,210

 Philippine National Bank *

 1,334,184

 487,365

 Sberbank of Russia (A.D.R.)

 5,124,817

 314,800

 Siam Commercial Bank PCL

 1,317,380

 237,272

 Turkiye Halk Bankasi AS

 1,501,703

 $

 42,060,641

 Total Banks

 $

 42,060,641

 Diversified Financials - 4.7%

 Other Diversified Financial Services - 1.5%

 679,754

 FirstRand, Ltd.

 $

 1,992,080

 132,363

 Grupo BTG Pactual *

 1,505,577

 $

 3,497,657

 Multi-Sector Holdings - 0.6%

 1,442,000

 First Pacific Co., Ltd.

 $

 1,493,919

 Investment Banking & Brokerage - 2.6%

 570,500

 CITIC Securities Co., Ltd.

 $

 1,105,923

 993,600

 Haitong Securities Co., Ltd.

 1,428,803

 7,420,000

 Yuanta Financial Holding Co., Ltd.

 3,696,299

 $

 6,231,025

 Total Diversified Financials

 $

 11,222,601

 Insurance - 1.0%

 Life & Health Insurance - 1.0%

 932,000

 China Life Insurance Co., Ltd.

 $

 2,281,384

 Total Insurance

 $

 2,281,384

 Real Estate - 2.7%

 Diversified REIT's - 0.3%

 455,886

 Mexico Real Estate Management SA de CV (144A)

 $

 809,752

 Real Estate Development - 2.4%

 708,000

 China Overseas Land & Investment, Ltd.

 $

 2,096,902

 5,661,000

 Country Garden Holdings Co., Ltd.

 3,537,448

 $

 5,634,350

 Total Real Estate

 $

 6,444,102

 Software & Services - 5.1%

 Internet Software & Services - 3.5%

 121,200

 Tencent Holdings, Ltd.

 $

 5,656,895

 81,410

 Yandex NV *

 2,605,120

 $

 8,262,015

 IT Consulting & Other Services - 1.6%

 6,528,000

 China ITS Holdings Co., Ltd. *

 $

 1,718,238

 25,100

 Infosys, Ltd. (A.D.R.)

 1,163,887

 29,914

 Tata Consultancy Services, Ltd.

 922,710

 $

 3,804,835

 Total Software & Services

 $

 12,066,850

 Technology Hardware & Equipment - 4.1%

 Computer Hardware - 0.5%

 1,342,900

 Wistron Corp.

 $

 1,199,764

 Electronic Manufacturing Services - 3.6%

 3,166,300

 Hon Hai Precision Industry Co., Ltd. *

 $

 8,544,850

 Total Technology Hardware & Equipment

 $

 9,744,614

 Semiconductors & Semiconductor Equipment - 7.1%

 Semiconductors - 7.1%

 5,511

 Samsung Electronics Co., Ltd.

 $

 6,764,408

 230,270

 SK Hynix, Inc.

 5,821,474

 261,176

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 4,325,075

 $

 16,910,957

 Total Semiconductors & Semiconductor Equipment

 $

 16,910,957

 Telecommunication Services - 6.8%

 Wireless Telecommunication Services - 6.8%

 92,444

 Millicom International Cellular SA

 $

 7,507,454

 2,673,548

 Orascom Telecom Holding SAE (G.D.R.) *

 7,989,617

 117,969

 Turkcell Iletisim Hizmetleri AS *

 615,963

 $

 16,113,034

 Total Telecommunication Services

 $

 16,113,034

 Utilities - 3.5%

 Electric Utilities - 2.6%

 133,992

 Enersis SA (A.D.R.)

 $

 2,117,074

 103,230

 Korea Electric Power Corp. *

 2,852,787

 434,300

 Tenaga Nasional Bhd

 1,153,728

 $

 6,123,589

 Independent Power Producers & Energy Traders - 0.9%

 1,008,000

 Huaneng Power International, Inc.

 $

 1,002,253

 637,129

 NTPC, Ltd.

 1,262,192

 $

 2,264,445

 Total Utilities

 $

 8,388,034

 TOTAL COMMON STOCKS

 (Cost $241,618,527)

 $

 231,487,583

 Principal Amount ($)

 CORPORATE BONDS - 0.1%

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 BRL

 562,000

 NR/NR

 Hypermarcas SA, 11.3%, 10/15/18 (c)

 $

 165,121

 BRL

 562,000

 NR/NR

 Hypermarcas SA, 3.0%, 10/15/15 (c)

 176,915

 $

 342,036

 Total Household & Personal Products

 $

 342,036

 TOTAL CORPORATE BONDS

 (Cost $635,731)

 $

 342,036

 Shares

 RIGHTS / WARRANTS - 0.0%†

 Household & Personal Products - 0.0%†

 Personal Products - 0.0%

 562

 Hypermarcas SA, 10/15/15 (c)

 $

 0

 Total Household & Personal Products

 $

 0

 TOTAL RIGHTS / WARRANTS

 (Cost $0)

 $

 0

 TOTAL INVESTMENT IN SECURITIES - 99.7%

 $

 236,715,261

 (Cost $248,209,692) (a) (b)

 OTHER ASSETS & LIABILITIES - 0.3%

 $

 671,791

 TOTAL NET ASSETS - 100.0%

 $

 237,387,052

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At August 31, 2013, the value of these securities amounted to $1,561,772 or 0.7% of total net assets.

 (a)

 At August 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $250,627,765 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $         13,621,859

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

  $        (27,534,363)

 Net unrealized depreciation

  $        (13,912,504)

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 South Korea

 14.6%

 China

 14.4%

 Taiwan

 8.8%

 Russia

 8.8%

 Brazil

 8.8%

 Cayman Islands

 5.9%

 India

 5.2%

 Luxembourg

 3.7%

 Egypt

 3.4%

 Italy

 3.1%

 South Africa

 2.6%

 Mexico

 2.5%

 Japan

 2.0%

 Thailand

 1.8%

 Malaysia

 1.8%

 Bermuda

 1.6%

 Panama

 1.6%

 Hong Kong

 1.5%

 Chile

 1.4%

 United States

 1.4%

 Netherlands

 1.1%

 Other (individually less than 1%)

 4.0%

 100.0%

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
4,885,642

$
-

$
-

$
4,885,642

 Common Stocks *

46,804,106

184,683,477

-

231,487,583

 Corporate Bonds

-

-

342,036

342,036

 Rights/Warrants

-

-

-
**

-

 Total

$
51,689,748

$
184,683,477

$
342,036

$
236,715,261

 Other Financial Instruments

 Forward Foreign Currency Portfolio Hedge Contracts

-

(617,125
)

-

(617,125
)

 Total

$
51,689,748

$
184,066,352

$
342,036

$
236,098,136

*

 Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

**

 Security is valued at $0.

 During the period ended August 31, 2013, there were no transfers between Levels 1, 2 and 3.

 Corporate Bonds

 Balance as of 11/30/12

$
381,499

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)

$
(39,463
)

 Purchases

-

 Sales

-

 Transfers in and out of Level 3

-

 Balance as of 8/31/13

$
342,036

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Transfers are calculated on the beginning of period values.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Emerging Markets Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date October 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date October 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date October 30, 2013 * Print the name and title of each signing officer under his or her signature.